UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho                 May 7, 2009
--------------------------    ----------------------            ----------------
       [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $729,493
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

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
                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------              --------------      -----     --------    -------------------  ----------  --------   ------------------
                                                           VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------              --------------      -----     --------    -------   ---  ----  ----------  --------   ----   ------ ----
AGNICO EAGLE MINES LTD        COM              008474108   14,684      257,976   SH           SOLE      NONE      257,976
AURIZON MINES LTD             COM              05155P106   14,317    3,112,300   SH           SOLE      NONE    3,112,300
BARRICK GOLD CORP             COM              067901108   28,928      892,300   SH           SOLE      NONE      892,300
COEUR D ALENE MINES CORP IDA  COM              192108108    1,839    1,956,795   SH           SOLE      NONE    1,956,795
EXETER RES CORP               COM              301835104    9,707    2,985,000   SH           SOLE      NONE    2,985,000
GAMMON GOLD INC               COM              36467T106   20,093    3,105,502   SH           SOLE      NONE    3,105,502
GOLD FIELDS LTD NEW           SPONSORED ADR    38059t106    6,979      615,470   SH           SOLE      NONE      615,470
GOLDCORP INC NEW              COM              380956409   12,814      384,580   SH           SOLE      NONE      384,580
GOLDEN STAR RES LTD CDA       COM              38119T104    2,736    1,873,693   SH           SOLE      NONE    1,873,693
HECLA MNG CO                  COM              422704106    2,022    1,010,958   SH           SOLE      NONE    1,010,958
IAMGOLD CORP                  COM              450913108    4,587      535,522   SH           SOLE      NONE      535,522
IMA EXPLORATION INC           COM              449664101      279    1,326,291   SH           SOLE      NONE    1,326,291
JAGUAR MNG INC                COM              47009M103   25,026    4,223,900   SH           SOLE      NONE    4,223,900
KIMBER RES INC                COM              49435N101    1,509    2,536,200   SH           SOLE      NONE    2,536,200
KINROSS GOLD CORP             COM NO PAR       496902404    7,153      400,299   SH           SOLE      NONE      400,299
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  104,915    2,844,770   SH           SOLE      NONE    2,844,770
MIDWAY GOLD CORP              COM              598153104      329      739,700   SH           SOLE      NONE      739,700
MINEFINDERS LTD               COM              602900102   16,733    2,146,169   SH           SOLE      NONE    2,146,169
NEW GOLD INC CDA              COM              644535106    9,102    4,841,739   SH           SOLE      NONE    4,841,739
NOVAGOLD RES INC              NOTE 5.500% 5/0  66987EAA5    8,990   20,000,000   SH           SOLE      NONE   20,000,000
NOVAGOLD RES INC              COM NEW          66987E206   15,175    5,498,264   SH           SOLE      NONE    5,498,264
PAN AMERICAN SILVER CORP      COM              697900108      638       36,630   SH           SOLE      NONE       36,630
RUBICON MINERALS CORP         COM              780911103    3,401    2,187,500   SH           SOLE      NONE    2,187,500
SEABRIDGE GOLD INC            COM              811916105    1,411       62,308   SH           SOLE      NONE       62,308
SILVER STD RES INC            COM              82823L106    1,612      100,000   SH           SOLE      NONE      100,000
SILVER WHEATON CORP           COM              828336107   16,610    2,025,355   SH           SOLE      NONE    2,025,355
SPDR GOLD TRUST               GOLD SHS         78463V107    9,795      108,500   SH           SOLE      NONE      108,500
SPDR TR                       UNIT SER 1       78462F103  377,720    4,750,000       CALL     SOLE      NONE    4,750,000
STILLWATER MNG CO             COM              86074q102    7,146    1,931,316   SH           SOLE      NONE    1,931,316
YAMANA GOLD INC               COM              98462Y100    3,242      349,011   SH           SOLE      NONE      349,011

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